Stock-Based Compensation - Summary of Certain Stock Option Activity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Fair value of options vested	$ 18	$ 25	$ 33
Intrinsic value of options exercised	138	130	171
Cash received from options exercised	316	257	408
Tax benefit realized from options exercised	$ 53	$ 50	$ 66